Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 9,963,821	$ 1,756,562
Less: allowance for doubtful accounts	(2,478)	(2,682)
Accounts receivable, net	$ 9,961,343	$ 1,753,880